Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segmental analysis
Revenue	£ 7,568	£ 9,153
UK Personal Banking
Segmental analysis
Revenue	2,788	3,150
Ulster Bank RoI
Segmental analysis
Revenue	277	311
Commercial Banking
Segmental analysis
Revenue	2,056	2,236
Private Banking
Segmental analysis
Revenue	457	463
RBS International
Segmental analysis
Revenue	272	334
NatWest Markets
Segmental analysis
Revenue	1,332	2,004
Central items and other
Segmental analysis
Revenue	386	655
Operating segment
Segmental analysis
Revenue	7,568	9,153
Operating segment | UK Personal Banking
Segmental analysis
Revenue	2,764	3,118
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	277	309
Operating segment | Commercial Banking
Segmental analysis
Revenue	2,009	2,173
Operating segment | Private Banking
Segmental analysis
Revenue	358	343
Operating segment | RBS International
Segmental analysis
Revenue	269	319
Operating segment | NatWest Markets
Segmental analysis
Revenue	1,328	1,494
Operating segment | Central items and other
Segmental analysis
Revenue	563	1,397
Inter segment | UK Personal Banking
Segmental analysis
Revenue	24	32
Inter segment | Ulster Bank RoI
Segmental analysis
Revenue		2
Inter segment | Commercial Banking
Segmental analysis
Revenue	47	63
Inter segment | Private Banking
Segmental analysis
Revenue	99	120
Inter segment | RBS International
Segmental analysis
Revenue	3	15
Inter segment | NatWest Markets
Segmental analysis
Revenue	4	510
Inter segment | Central items and other
Segmental analysis
Revenue	£ (177)	£ (742)